Summary of Significant Accounting Policies (Details) - Schedule of fair value recurring basis using significant unobservable inputs - Warrant liabilities [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Warrant liabilities resulting from SPAC Transaction	36,121
Fair value change	(3,904)
Exchange difference	(2,659)
Balance	¥ 29,558